Unaudited condensed consolidated interim balance sheet - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Goodwill	£ 7,044	£ 6,946
Other intangible assets	746	734
Property, plant and equipment	676	724
Right-of-use assets	1,268	1,317
Interests in associates	197	231
Other investments	328	334
Deferred tax assets	304	292
Corporate income tax recoverable	70	55
Trade and other receivables	271	272
Non-current assets	10,904	10,905
Current assets
Corporate income tax recoverable	131	124
Trade and other receivables	7,184	7,279
Accrued income and unbilled media	2,993	3,073
Cash and cash equivalents as presented in the consolidated balance sheet	2,363	2,694
Current assets	12,671	13,170
Current liabilities
Trade and other payables	(12,580)	(13,409)
Corporate income tax payable	(180)	(221)
Lease liabilities	(228)	(223)
Borrowings	(1,479)	(822)
Provisions for liabilities and charges	(171)	(160)
Current liabilities	(14,638)	(14,835)
Net current liabilities	(1,967)	(1,665)
Non-current liabilities
Borrowings	(3,866)	(4,114)
Trade and other payables	(195)	(208)
Deferred tax liabilities	(148)	(146)
Employee benefit obligations	(127)	(128)
Provisions for liabilities and charges	(204)	(199)
Lease liabilities	(1,609)	(1,673)
Non-current liabilities	(6,149)	(6,468)
Net assets	2,788	2,772
Equity
Called-up share capital	109	109
Share premium account	579	579
Other reserves	(32)	(12)
Own shares	(190)	(188)
Retained earnings	2,136	2,052
Equity shareholders’ funds	2,602	2,540
Non-controlling interests	186	232
Total equity	£ 2,788	£ 2,772